Note 10 - Share-based Compensation (Details) - Options by Exercise Price Range (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Shares (in Shares)	378,000
Options Outstanding, Weighted Average Remaining Life	5 years 354 days
Options Outstanding, Weighted Average Price	$ 19.59
Options Exercisable, Shares (in Shares)	377,000
Options Exercisable, Weighted Average Price	$ 19.67
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Low	$ 0.00
Range of Exercise Price, High	$ 20.00
Options Outstanding, Shares (in Shares)	367,000
Options Outstanding, Weighted Average Remaining Life	6 years 14 days
Options Outstanding, Weighted Average Price	$ 15.60
Options Exercisable, Shares (in Shares)	366,000
Options Exercisable, Weighted Average Price	$ 15.63
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Low	$ 20.01
Range of Exercise Price, High	$ 1,000.00
Options Outstanding, Shares (in Shares)	11,000
Options Outstanding, Weighted Average Remaining Life	3 years 284 days
Options Outstanding, Weighted Average Price	$ 154.12
Options Exercisable, Shares (in Shares)	11,000
Options Exercisable, Weighted Average Price	$ 154.12